UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                      BOULDER INVESTMENT ADVISERS, L.L.C.
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO 80302
                                   (Address)

                        Form 13F File Number:  28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen  C.  Miller
Title:         President
Phone:         (303)  444-5483

Signature, Place, and Date of Signing:

/s/  Stephen  C.  Miller      Boulder,  Colorado    November  15,  2010
     (Signature)                (City,  State)             (Date)

Report Type (Check only one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
manager  are  reported  in  this     report).

[ X ]    13F NOTICE.  (Check here if no holdings reported are in this report,
and  all  holdings  are  reported  by     other  reporting  manager(s).)

[  ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for
this  reporting  manager     are  reported  in  this  report  and  a portion are
reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

028-10971               Stewart  West  Indies  Trading  Co., Ltd. (d/b/a Stewart
                        Investment  Advisers)